NET INCOME (LOSS) PER SHARE - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 01, 2022	Nov. 30, 2022	Jun. 30, 2024	May 02, 2024	May 01, 2024	Dec. 31, 2023
NET INCOME (LOSS) PER SHARE
Authorized share capital				$ 40,000,000	$ 1,000,000
Common stock, shares authorized (in shares)			900,000,000	900,000,000	22,500,000	900,000,000
Common stock, par value per share (in $ per share)		$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04
Preferred shares, authorized				100,000,000	2,500,000
Preferred shares, par value per share				$ 0.04	$ 0.04
Additional common stock, shares authorized				877,500,000
Additional preferred stock, shares authorized				97,500,000
Share Consolidation
NET INCOME (LOSS) PER SHARE
Number of shares consolidated in to each share		40
Authorized stock, par value per share		$ 0.001
Number of shares for each consolidation		1
Authorized share capital		$ 1,000,000
Common stock, shares authorized (in shares)		22,500,000
Common stock, par value per share (in $ per share)		$ 0.04
Preferred shares, authorized		2,500,000
Preferred shares, par value per share		$ 0.04
Number of shares per ADS	1	10